Borrowings - Repurchase agreements accounted for as secured borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 193,378	$ 281,529
Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 193,378	$ 281,529
Repurchase liability weighted average interest rate	2.46%	2.43%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 191,245	$ 237,621
Repurchase liability weighted average interest rate	2.49%	2.54%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 88,646	$ 138,689
Repurchase liability weighted average interest rate	2.59%	2.56%
US Treasury Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 78,061	$ 79,374
Repurchase liability weighted average interest rate	2.36%	2.47%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 24,538	$ 19,558
Repurchase liability weighted average interest rate	2.52%	2.72%
Obligations of U.S. Government sponsored entities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 6,055
Repurchase liability weighted average interest rate	0.00%	2.45%
Obligations of U.S. Government sponsored entities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 6,055
Repurchase liability weighted average interest rate	0.00%	2.45%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 1,235	$ 27,324
Repurchase liability weighted average interest rate	0.30%	2.35%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 1,235	$ 6,859
Repurchase liability weighted average interest rate	0.30%	1.15%
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 0	$ 20,465
Repurchase liability weighted average interest rate	0.00%	2.75%
CMO | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 898	$ 10,529
Repurchase liability weighted average interest rate	0.24%	0.25%
CMO | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 898	$ 10,529
Repurchase liability weighted average interest rate	0.24%	0.25%